JPMorgan SmartRetirement Blend 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2065 Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	20.04%	14.55%	19.13%